PRIVATE LOANS (Tables)	12 Months Ended
Dec. 31, 2024
Receivables [Abstract]
Schedule of Credit Ratings For Private Loans	The amortized cost of mortgage loans by year of origination by aging category are shown below:

AS OF DEC. 31, 2024 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2024	2023	2022	2021	2020	Prior	Total
Commercial mortgage loans:
Current	$569	$607	$2,428	$1,280	$961	$3,735	$9,580
30-59 days past due	—	25	4	—	10	48	87
60-89 days past due	—	—	50	30	—	—	80
Non-accrual	—	8	42	40	6	48	144
Residential mortgage loans:
Current	291	790	970	222	121	7	2,401
30-59 days past due	3	41	45	2	4	—	95
60-89 days past due	—	7	20	2	4	5	38
Non-accrual	3	51	76	18	8	3	159
Total mortgage loans on real estate	$866	$1,529	$3,635	$1,594	$1,114	$3,846	$12,584
Allowance for credit losses							(158)
Total, net of allowance							$12,426

AS OF DEC. 31, 2023 US$ MILLIONS	Amortized Cost Basis by Origination Year
	2023	2022	2021	2020	2019	Prior	Total
Commercial mortgage loans:
Current	$305	$1,750	$731	$490	$493	$2,115	$5,884
30-59 days past due	—	26	—	—	—	26	52
60-89 days past due	—	50	9	—	—	13	72
Non-accrual	—	—	—	—	—	14	14
Total mortgage loans on real estate	$305	$1,826	$740	$490	$493	$2,168	$6,022
Allowance for credit losses							(60)
Total, net of allowance							$5,962
The following table summarizes the credit ratings of our private loans:

AS OF DEC. 31 US$ MILLIONS	2024	2023
A or higher	$1,595	$20
BBB	692	29
BB and below	875	272
Unrated(1)	2,042	877
Total	$5,204	$1,198
__________________________
(1)Due to the nature of private loans, external agency credit ratings may not be readily available. Where appropriate, the Company obtains non-published credit ratings from one or more third-party rating agencies, which are determined based on an independent evaluation of the transaction. For other loans without published or private credit ratings, the Company assigns internal risk ratings, based on its investment selection and monitoring process and policies. These internal risk ratings are categorized as “Unrated” above.

Schedule of Allowance for Credit Losses	The rollforward of the allowance for credit losses for mortgage loans is shown below:

US$ MILLIONS	Commercial mortgage loans	Residential mortgage loans
Balance as of Jan. 1, 2022	$(1)	$—
Provision	(40)	—
Balance as of Dec. 31, 2022	$(41)	$—
Provision	(19)	—
Balance as of Dec. 31, 2023	$(60)	$—
Provision	(89)	(9)
Balance as of Dec. 31, 2024	$(149)	$(9)
The rollforward of the allowance for credit losses for private loans is shown below:

US$ MILLIONS
Balance as of Jan. 1, 2022	$(12)
Provision	(16)
Balance as of Dec. 31, 2022	$(28)
Provision	(16)
Balance as of Dec. 31, 2023	$(44)
Provision	(56)
Write-offs charged against the allowance	1
Recoveries	2
Balance as of Dec. 31, 2024	$(97)